Share-Based Payment Arrangements	6 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [Abstract]
Share-Based Payment Arrangements
Share-Based Payment Arrangements
2019 Equity Incentive Plan ("2019 EIP")
On July 31, 2019, 508,447 options were granted to certain employees and executive officers and directors. The share-based awards were measured at grant date based on the fair value of the awards and compensation expense is recognised over a four-year vesting period. These awards have no exercise price. The weighted average remaining contractual life of the options granted pursuant to the 2019 EIPs is 4 years.
2018 Equity Incentive Plan ("2018 EIP")
On July 26, 2018, 827,400 options were granted to certain employees and executive officers and directors. A further 36,000 options were granted on November 14, 2018. The share-based awards were measured at grant date based on the fair value of the awards and compensation expense is recognised over a four-year vesting period. These awards have no exercise price. The weighted average remaining contractual life of the options granted pursuant to the 2018 EIPs is 3 years.
For the period ended December 31, 2019, there were 15,503 options forfeited (December 31, 2018: 1,200 options), 197,347 options exercised (December 31, 2018: nil) and no options expired (December 31, 2018: nil). At December 31, 2019, an aggregate of 1,080,441 share options remained outstanding under the 2018 and 2019 EIP plans (December 31, 2018: 862,200 options) with a nil exercise price.
2019 Sharesave Plan ("2019 Sharesave")
On October 30, 2019, 267,411 options to purchase Class A ordinary shares were granted to employees who signed up to be participants of the 2019 Sharesave. Participation in the 2019 Sharesave requires employees to agree to make regular monthly contributions to an approved savings contract of three years. The weighted average remaining contractual life of the options is 3 years.
2018 Sharesave Plan ("2018 Sharesave")
On November 1, 2018, 594,028 options to purchase Class A ordinary shares were granted to employees who signed up to be participants of the 2018 Sharesave. Participation in the 2018 Sharesave requires employees to agree to make regular monthly contributions to an approved savings contract of three years. The weighted average remaining contractual life of the options is 2 years.
For the period ended December 31, 2019, there were 38,961 options forfeited (December 31, 2018: 4,928 options), no options exercised or expired (December 31, 2018: nil). At December 31, 2019, an aggregate of 788,619 share options remained outstanding (December 31, 2018: 589,100 options) under the 2018 and 2019 Sharesave.
The fair values were determined using the following inputs and models to the Black-Scholes option pricing model:

	2019 Sharesave	2018 Sharesave
Exercise price	$31.79	$24.87
Risk-free rate	2.91%	2.91%
Expected volatility	36%	36%
Expected dividends	—	—
Fair value of option	$16.51	$5.74

For the six months ended December 31, 2019, the Group recognised £7.0 million of share-based payment charge in respect of all the Group’s share option schemes (December 31, 2018: £5.01 million).